RELATED PARTY TRANSACTIONS AND BALANCES (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 CNY (¥)
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties, current:	¥ 1,748	¥ 1,665	$ 253
Due from related parties, non-current	25	25	4
Due to related parties, current	156	138	$ 23
Tongcheng-eLong
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties	148	186
Commissions to related parties	21	294
Tongcheng-eLong | Trade related
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties, current:	1,253	1,146
Due to related parties, current	25	61
H World
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties	55	100
BTG
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties	38	73
Shangcheng
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties	172	265
Tujia
RELATED PARTY TRANSACTIONS AND BALANCES
Repayment of loan from Tujia		302
Repayment of loan from the related party Tujia		300
Loans provided				¥ 340
Interest income from loans	¥ 3	4
Tujia | Minimum [Member]
RELATED PARTY TRANSACTIONS AND BALANCES
Term of loans	15 months
Tujia | Maximum [Member]
RELATED PARTY TRANSACTIONS AND BALANCES
Term of loans	18 months
Tujia | Non-trade related
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties, current:	¥ 52	49
LY.com
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties	224	50
Loans provided to Lvyue	224	50
Repayment of loan from Lvyue	113
Repayment of loan from the related party Lvyue	100
Interest Income, Related Party	¥ 18	0
LY.com | Minimum [Member]
RELATED PARTY TRANSACTIONS AND BALANCES
Term of loans	3 months
LY.com | Maximum [Member]
RELATED PARTY TRANSACTIONS AND BALANCES
Term of loans	15 months
Others | Trade related
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties, current:	¥ 265	420
Due to related parties, current	131	77
Others | Non-trade related
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties, non-current	25	25
Lvyue | Non-trade related
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties, current:	¥ 178	¥ 50